Initial public offering	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Initial public offering [Abstract]
Initial public offering

3. Initial public offering

On October 14, 2010, the Company sold 4,600,000 units (including the 600,000 units sold pursuant to the over-allotment option) at a price of $10.00 per unit ("Unit"). Each Unit consists of one ordinary share, $0.0001 par value, and one warrant ("Warrant"). Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of $7.50 per share commencing on the later of: (i) the completion of the Business Combination, or (ii) 12 months from the effective date of Offering, provided that at that time the Company has an effective registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to the offer and sale of those ordinary shares is available. The warrants will expire five years from the date of the Business Combination, or earlier upon redemption.

The warrants included in the units sold in the Offering will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the ordinary shares on the Nasdaq Capital Market, equals or exceeds $15.00 per share for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption.

The Company will not redeem the warrants held by Public Shareholders unless a registration statement under the Securities Act of 1933, as amended, or the Securities Act, relating to the ordinary shares issuable upon exercise of the warrants included in the units offered is effective and expected to remain effective to and including the redemption date, and a prospectus relating to the ordinary shares issuable upon exercise of the warrants is available throughout the 30-day redemption period. The Company does not need the consent of the underwriters or the shareholders to redeem the outstanding public warrants.

If the Company calls the warrants held by Public Shareholders for redemption, it will have the option to require all holders that wish to exercise public warrants to do so on a "cashless basis," although the public warrant holders are not eligible to do so at their own option. In such event, each holder would pay the exercise price by surrendering the warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the "fair market value" and the exercise price of the warrants by (y) the fair market value. The "fair market value" shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. This would have the effect of reducing the number of shares received by holders of the warrants.

During 2010, the Company paid the underwriters in the Offering an underwriting discount of 2.25% of the gross proceeds of the Offering (after exercising the over-allotment option), which totaled approximately $1.1 million and is included as a reduction in additional paid-in capital.

3. Initial public offering

On October 14, 2010, the Company sold 4,600,000 units (including the 600,000 units sold pursuant to the over-allotment option) at a price of $10.00 per unit ("Unit"). Each Unit consists of one ordinary share, $0.0001 par value, and one warrant ("Warrant"). Each warrant entitles the holder to purchase from the Company one ordinary share at an exercise price of $7.50 per share commencing on the later of: (i) the completion of the Business Combination, or (ii) 12 months from the effective date of Offering, provided that at that time the Company has an effective registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to the offer and sale of those ordinary shares is available. The warrants will expire five years from the date of the Business Combination, or earlier upon redemption.

The warrants included in the units sold in the Offering will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the ordinary shares on the Nasdaq Capital Market, equals or exceeds $15.00 per share for any 20 trading days within a 30 trading day period ending three business days before the Company sends the notice of redemption.

The Company will not redeem the warrants held by Public Shareholders unless a registration statement under the Securities Act of 1933, as amended, or the Securities Act, relating to the ordinary shares issuable upon exercise of the warrants included in the units offered is effective and expected to remain effective to and including the redemption date, and a prospectus relating to the ordinary shares issuable upon exercise of the warrants is available throughout the 30-day redemption period. The Company does not need the consent of the underwriters or the shareholders to redeem the outstanding public warrants.

If the Company calls the warrants held by Public Shareholders for redemption, it will have the option to require all holders that wish to exercise public warrants to do so on a "cashless basis," although the public warrant holders are not eligible to do so at their own option. In such event, each holder would pay the exercise price by surrendering the warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the "fair market value" and the exercise price of the warrants by (y) the fair market value. The "fair market value" shall mean the average reported last sale price of the ordinary shares for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. This would have the effect of reducing the number of shares received by holders of the warrants.

During 2010, the Company paid the underwriters in the Offering an underwriting discount of 2.25% of the gross proceeds of the Offering (after exercising the over-allotment option), which totaled approximately $1.1 million and is included as a reduction in additional paid-in capital.